Pension benefits - Consolidated Balance Sheet Position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Accrued pension liabilities - Non-current liabilities	$ 4
Less: Deferred tax (Asset)	(1)
Shareholders' equity	$ 3
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Accrued pension liabilities - Non-current liabilities		$ 6
Less: Deferred tax (Asset)		(2)
Shareholders' equity		$ 4